UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-07792

        Nuveen Insured Premium Income Municipal Fund 2
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:          1/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Insured Premium Income Municipal Fund 2 (NPX) January 31, 2006

		Optional
Principal		Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 2.5% (1.7% of Total Investments)
$ 3,750	Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2005A, 5.000%, 6/01/24 – MBIA	6/15 at 100.00	AAA	$3,894,300
	Insured
	Jefferson County, Alabama, General Obligation Warrants, Series 2004A:
1,500	5.000%, 4/01/21 – MBIA Insured	4/14 at 100.00	AAA	1,588,005
1,395	5.000%, 4/01/22 – MBIA Insured	4/14 at 100.00	AAA	1,471,892
1,040	5.000%, 4/01/23 – MBIA Insured	4/14 at 100.00	AAA	1,095,120
	Montgomery Water and Sewerage Board, Alabama, Water and Sewerage Revenue Bonds, Series 2005:
2,220	5.000%, 3/01/24 – FSA Insured	3/15 at 100.00	AAA	2,343,454
2,590	5.000%, 3/01/25 – FSA Insured	3/15 at 100.00	AAA	2,730,041

12,495	Total Alabama			13,122,812

	Arizona – 2.4% (1.6% of Total Investments)
12,365	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/15 at 100.00	AAA	12,642,594
	2005, 4.750%, 7/01/27 – MBIA Insured

	Arkansas – 2.9% (1.9% of Total Investments)
7,745	Arkansas Development Finance Authority, State Facility Revenue Bonds, Donaghey Plaza Project,	6/14 at 100.00	AAA	8,297,296
	Series 2004, 5.250%, 6/01/25 – FSA Insured
	University of Arkansas, Fayetteville, Revenue Bonds, Medical Sciences Campus, Series 2004B:
2,000	5.000%, 11/01/27 – MBIA Insured	11/14 at 100.00	Aaa	2,092,900
2,000	5.000%, 11/01/28 – MBIA Insured	11/14 at 100.00	Aaa	2,089,940
2,480	University of Arkansas, Monticello Campus, Revenue Bonds, Series 2005, 5.000%, 12/01/35 -	12/13 at 100.00	Aaa	2,568,412
	AMBAC Insured

14,225	Total Arkansas			15,048,548

	California – 20.7% (13.9% of Total Investments)
	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,
	Series 2005AC:
2,000	5.000%, 12/01/24 – MBIA Insured	12/14 at 100.00	AAA	2,110,160
2,215	5.000%, 12/01/25 – MBIA Insured	12/14 at 100.00	AAA	2,333,658
1,800	California Educational Facilities Authority, Revenue Bonds, Occidental College, Series 2005A,	10/15 at 100.00	Aaa	1,877,706
	5.000%, 10/01/33 – MBIA Insured
31,200	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/10 at 24.23	AAA	6,333,912
	Bonds, Series 1999, 0.000%, 1/15/34 – MBIA Insured
1,735	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005,	9/15 at 100.00	AAA	1,813,543
	5.000%, 9/01/27 – AMBAC Insured
7,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/15 at 100.00	AAA	7,234,290
	Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – FGIC Insured
6,520	Los Angeles Unified School District, California, General Obligation Bonds, Series 2005E,	7/15 at 100.00	AAA	6,940,279
	5.000%, 7/01/22 – AMBAC Insured
15,000	Orange County Sanitation District, California, Certificates of Participation, Series 2003,	8/13 at 100.00	AAA	15,831,450
	5.250%, 2/01/30 – FGIC Insured
10,000	Orange County Water District, California, Revenue Certificates of Participation, Series 2003B,	8/13 at 100.00	AAA	10,283,600
	5.000%, 8/15/34 – MBIA Insured
1,000	Orange County Water District, California, Revenue Certificates of Participation, Series 2005B,	2/15 at 100.00	AAA	1,047,750
	5.000%, 8/15/24 – MBIA Insured
1,435	Pasadena Area Community College District, Los Angeles County, California, General Obligation	6/13 at 100.00	AAA	1,514,054
	Bonds, Series 2003A, 5.000%, 6/01/22 – FGIC Insured
3,780	Sacramento City Financing Authority, California, Capital Improvement Revenue Bonds, Solid	12/09 at 102.00	AAA	4,162,498
	Waste and Redevelopment Projects, Series 1999, 5.800%, 12/01/19 – AMBAC Insured
9,220	Sacramento City Financing Authority, California, Capital Improvement Revenue Bonds, Solid	12/09 at 102.00	AAA	10,202,944
	Waste and Redevelopment Projects, Series 1999, 5.800%, 12/01/19 (Pre-refunded 12/01/09) –
	AMBAC Insured
	San Diego County, California, Certificates of Participation, Edgemoor Facility Project and
	Regional System, Series 2005:
1,675	5.000%, 2/01/24 – AMBAC Insured	2/15 at 100.00	AAA	1,754,730
720	5.000%, 2/01/25 – AMBAC Insured	2/15 at 100.00	AAA	752,638
14,170	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/15 at 100.00	AAA	14,858,237
	Series 2005G, 5.000%, 7/01/29 – FSA Insured
2,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/14 at 100.00	AAA	2,182,420
	Project, Series 2004A, 5.250%, 8/01/19 – MBIA Insured
5,000	Torrance, California, Certificates of Participation, Series 2005B, 5.000%, 6/01/24 – AMBAC	No Opt. Call	AAA	5,230,200
	Insured
12,500	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A, 5.000%, 5/15/33 –	5/13 at 100.00	AAA	12,895,625
	AMBAC Insured

128,970	Total California			109,359,694

	Colorado – 9.1% (6.1% of Total Investments)
1,690	Adams 12 Five Star Schools, Adams County, Colorado, General Obligation Bonds, Series 2005,	12/15 at 100.00	AAA	1,791,941
	5.000%, 12/15/24 – FSA Insured
1,940	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Adams	6/13 at 100.00	AAA	2,059,135
	School District 12 – Pinnacle School, Series 2003, 5.250%, 6/01/23 – XLCA Insured
3,405	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	12/13 at 100.00	AAA	3,626,155
	Classical Academy, Series 2003, 5.250%, 12/01/23 – XLCA Insured
3,500	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Healthcare Inc., Series	12/09 at 101.00	Aaa	3,813,950
	1999A, 5.750%, 12/01/23 (Pre-refunded 12/01/09) – FSA Insured
17,145	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center	12/13 at 100.00	AAA	17,664,665
	Hotel, Series 2003A, 5.000%, 12/01/33 – XLCA Insured
6,100	Denver School District 1, Colorado, General Obligation Bonds, Series 2004, 5.000%, 12/01/18 –	12/13 at 100.00	AAA	6,504,308
	FSA Insured
1,325	El Paso County, Colorado, Certificates of Participation, Detention Facility Project, Series	12/12 at 100.00	AAA	1,371,004
	2002B, 5.000%, 12/01/27 – AMBAC Insured
	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004:
2,500	5.000%, 12/15/22 – FSA Insured	12/14 at 100.00	AAA	2,651,500
5,125	5.000%, 12/15/23 – FSA Insured	12/14 at 100.00	AAA	5,423,890
2,000	5.000%, 12/15/24 – FSA Insured	12/14 at 100.00	AAA	2,112,080
1,000	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/30 – FGIC	6/15 at 100.00	AAA	1,047,410
	Insured

45,730	Total Colorado			48,066,038

	District of Columbia – 0.6% (0.4% of Total Investments)
3,140	District of Columbia Housing Finance Agency, GNMA Collateralized Single Family Mortgage	6/06 at 100.00	AAA	3,143,925
	Revenue Bonds, Series 1990C-4, 6.350%, 12/01/24 (Alternative Minimum Tax)

	Florida – 0.8% (0.5% of Total Investments)
4,000	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds,	6/13 at 101.00	AAA	4,235,240
	Series 2003J, 5.000%, 6/01/22 – AMBAC Insured

	Georgia – 3.8% (2.5% of Total Investments)
4,000	Cobb County Development Authority, Georgia, Parking Revenue Bonds, Kennesaw State University,	7/14 at 100.00	Aaa	4,212,600
	Series 2004, 5.000%, 7/15/24 – MBIA Insured
2,925	Columbus, Georgia, Water and Sewerage Revenue Bonds, Series 2005, 5.000%, 5/01/23 – MBIA	5/14 at 100.00	AAA	3,087,601
	Insured
	Municipal Electric Authority of Georgia, Combustion Turbine Revenue Bonds, Series 2003A:
1,775	5.000%, 11/01/21 – MBIA Insured	11/13 at 100.00	AAA	1,868,472
2,580	5.000%, 11/01/22 – MBIA Insured	11/13 at 100.00	AAA	2,709,077
4,500	South Fulton Municipal Regional Water and Sewerage Authority, Georgia, Water and Sewerage	1/13 at 100.00	Aaa	4,644,450
	Revenue Bonds, Series 2003, 5.000%, 1/01/33 – MBIA Insured
3,000	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/12 at 101.00	AAA	3,185,850
	Medical Center, Series 2002, 5.200%, 10/01/22 – AMBAC Insured

18,780	Total Georgia			19,708,050

	Hawaii – 7.9% (5.3% of Total Investments)
2,375	Hawaii County, Hawaii, General Obligation Bonds, Series 2003A, 5.000%, 7/15/19 – FSA Insured	7/13 at 100.00	AAA	2,528,330
20,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Refunding Bonds, Hawaiian	7/10 at 101.00	AAA	21,451,397
	Electric Company Inc., Series 2000, 5.700%, 7/01/20 – AMBAC Insured (Alternative Minimum Tax)
	Hawaii Department of Transportation, Airport System Revenue Refunding Bonds, Series 2000B:
6,105	6.100%, 7/01/16 – FGIC Insured (Alternative Minimum Tax)	7/10 at 101.00	AAA	6,669,041
9,500	6.625%, 7/01/17 – FGIC Insured (Alternative Minimum Tax)	7/10 at 101.00	AAA	10,549,275

37,980	Total Hawaii			41,198,043

	Idaho – 0.1% (0.1% of Total Investments)
615	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 1998E, 5.450%,	1/08 at 101.50	AAA	622,589
	7/01/18 – AMBAC Insured (Alternative Minimum Tax)

	Illinois – 3.2% (2.2% of Total Investments)
4,115	Chicago Park District, Illinois, Limited Tax General Obligation Park Bonds, Series 2001C,	7/11 at 100.00	AAA	4,453,376
	5.500%, 1/01/18 – FGIC Insured
	Illinois Health Facilities Authority, Revenue Bonds, Lutheran General Health System, Series
	1993A:
3,625	6.125%, 4/01/12 (ETM) – FSA Insured	No Opt. Call	AAA	3,904,125
5,000	6.250%, 4/01/18 (ETM) – FSA Insured	No Opt. Call	AAA	5,916,350
1,950	Illinois Health Facilities Authority, Revenue Refunding Bonds, SSM Healthcare System, Series	No Opt. Call	AAA	2,299,772
	1992AA, 6.550%, 6/01/14 – MBIA Insured
400	Peoria, Moline and Freeport, Illinois, GNMA Collateralized Single Family Mortgage Revenue	4/06 at 105.00	AAA	402,440
	Bonds, Series 1995A, 7.600%, 4/01/27 (Alternative Minimum Tax)

15,090	Total Illinois			16,976,063

	Indiana – 0.9% (0.6% of Total Investments)
	Hamilton County Public Building Corporation, Indiana, First Mortgage Bonds, Series 2004:
2,105	5.000%, 8/01/23 – FSA Insured	8/14 at 100.00	AAA	2,205,177
2,215	5.000%, 8/01/24 – FSA Insured	8/14 at 100.00	AAA	2,315,583

4,320	Total Indiana			4,520,760

	Kansas – 0.3% (0.2% of Total Investments)
1,500	Kansas Turnpike Authority, Revenue Bonds, Series 2004A-2, 5.000%, 9/01/27 – FSA Insured	9/14 at 101.00	AAA	1,583,400

	Kentucky – 1.2% (0.8% of Total Investments)
7,000	Kentucky Economic Development Finance Authority, Health System Revenue Bonds, Norton	No Opt. Call	AAA	2,426,060
	Healthcare Inc., Series 2000B, 0.000%, 10/01/28 – MBIA Insured
3,575	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project,	7/15 at 100.00	AAA	3,776,916
	Series 2005B, 5.000%, 7/01/25 – AMBAC Insured

10,575	Total Kentucky			6,202,976

	Louisiana – 1.5% (1.0% of Total Investments)
1,640	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	AAA	1,739,482
	2004, 5.250%, 7/01/24 – MBIA Insured
	Louisiana, Gasoline and Fuels Tax Revenue Bonds, Series 2005A:
1,200	5.000%, 5/01/25 – FGIC Insured	5/15 at 100.00	AAA	1,254,612
2,210	5.000%, 5/01/26 – FGIC Insured	5/15 at 100.00	AAA	2,303,748
2,500	5.000%, 5/01/27 – FGIC Insured	5/15 at 100.00	AAA	2,602,200

7,550	Total Louisiana			7,900,042

	Maryland – 0.4% (0.3% of Total Investments)
1,865	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	AAA	2,015,133
	9/01/26 (WI/DD, Settling 2/08/06) – XLCA Insured

	Massachusetts – 5.7% (3.8% of Total Investments)
3,000	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation,	No Opt. Call	AAA	3,649,200
	Series 2002A, 5.750%, 1/01/42 – AMBAC Insured
2,600	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Simmons College,	10/13 at 100.00	AAA	2,691,026
	Series 2003F, 5.000%, 10/01/33 – FGIC Insured
10,925	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AAA	11,610,325
	5.000%, 8/15/22 – FSA Insured
4,910	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002C, 5.500%, 11/01/15 –	No Opt. Call	AAA	5,538,382
	MBIA Insured
	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004:
3,650	5.250%, 1/01/22 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	AAA	4,002,262
2,000	5.250%, 1/01/24 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	AAA	2,193,020

27,085	Total Massachusetts			29,684,215

	Michigan – 2.0% (1.3% of Total Investments)
10,000	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 1997A, 6.000%,	4/07 at 102.00	AAA	10,438,700
	4/01/16 – AMBAC Insured (Alternative Minimum Tax)

	Minnesota – 0.2% (0.2% of Total Investments)
1,050	Minnesota Housing Finance Agency, Rental Housing Bonds, Series 1995D, 5.950%, 2/01/18 – MBIA	2/06 at 101.00	AAA	1,061,477
	Insured

	Missouri – 0.7% (0.5% of Total Investments)
1,000	Hazelwood Industrial Development Authority, Missouri, GNMA Collateralized Project Multifamily	9/06 at 102.00	AAA	1,028,670
	Housing Revenue Refunding Bonds, Lakes Apartments Project, Series 1996, 6.000%, 9/20/16
1,000	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Capital	7/06 at 101.00	AAA	1,012,050
	Improvements, Series 1996B, 5.750%, 1/15/14 – AMBAC Insured
1,030	Missouri Housing Development Commission, Multifamily Housing Revenue Bonds, Brookstone Village	12/06 at 102.00	AAA	1,059,602
	Apartments, Series 1996A, 6.000%, 12/01/16 – FSA Insured (Alternative Minimum Tax)
750	Missouri Western State College, Auxiliary System Revenue Bonds, Series 2003, 5.000%, 10/01/33 –	10/13 at 100.00	AAA	776,745
	MBIA Insured

3,780	Total Missouri			3,877,067

	Nebraska – 0.4% (0.3% of Total Investments)
	Nebraska Public Power District, General Revenue Bonds, Series 2005A:
1,000	5.000%, 1/01/24 – FSA Insured	1/15 at 100.00	AAA	1,055,530
1,000	5.000%, 1/01/25 – FSA Insured	1/15 at 100.00	AAA	1,054,010

2,000	Total Nebraska			2,109,540

	Nevada – 4.2% (2.8% of Total Investments)
5,000	Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company, Series	6/06 at 100.00	AAA	5,120,200
	1992A, 6.700%, 6/01/22 – FGIC Insured (Alternative Minimum Tax)
5,000	Clark County, Nevada, Industrial Development Revenue Bonds, Southwest Gas Corporation, Series	7/10 at 102.00	AAA	5,467,050
	2000C, 5.950%, 12/01/38 – AMBAC Insured (Alternative Minimum Tax)
3,280	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 2004A-2, 5.125%, 7/01/24 –	7/14 at 100.00	AAA	3,449,871
	FGIC Insured
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
5,000	0.000%, 1/01/27 – AMBAC Insured	No Opt. Call	AAA	1,831,350
5,500	5.625%, 1/01/32 – AMBAC Insured	1/10 at 102.00	AAA	5,944,235

23,780	Total Nevada			21,812,706

	New Jersey – 3.1% (2.1% of Total Investments)
	Essex County Improvement Authority, New Jersey, Guaranteed Revenue Bonds, Project
	Consolidation, Series 2004:
2,000	5.125%, 10/01/21 – MBIA Insured	10/14 at 100.00	Aaa	2,138,360
2,250	5.125%, 10/01/22 – MBIA Insured	10/14 at 100.00	Aaa	2,400,593
1,560	Mount Olive Township Board of Education, Morris County, New Jersey, General Obligation Bonds,	1/15 at 100.00	Aaa	1,651,728
	Series 2004, 5.000%, 1/15/22 – MBIA Insured
	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series
	2004A:
1,475	5.000%, 7/01/22 – MBIA Insured	7/14 at 100.00	AAA	1,559,488
1,475	5.000%, 7/01/23 – MBIA Insured	7/14 at 100.00	AAA	1,556,273
3,075	New Jersey Transit Corporation, Certificates of Participation Refunding, Series 2003, 5.500%,	No Opt. Call	AAA	3,444,215
	10/01/15 – FSA Insured
3,315	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.000%, 1/01/25 – FSA Insured	1/15 at 100.00	AAA	3,494,043

15,150	Total New Jersey			16,244,700

	New Mexico – 0.9% (0.6% of Total Investments)
	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Series 2004C:
1,415	5.000%, 6/01/22 – AMBAC Insured	6/14 at 100.00	AAA	1,494,325
1,050	5.000%, 6/01/24 – AMBAC Insured	6/14 at 100.00	AAA	1,104,338
2,000	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Series 2005E,	6/15 at 100.00	Aaa	2,106,180
	5.000%, 6/15/25 – MBIA Insured

4,465	Total New Mexico			4,704,843

	New York – 11.8% (7.9% of Total Investments)
1,120	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	AAA	1,181,846
	Hospital, Series 2004, 5.000%, 8/01/23 – FGIC Insured
	Dormitory Authority of the State of New York, Insured Revenue Bonds, New Island Hospital,
	Series 1999B:
3,400	5.750%, 7/01/19 – MBIA Insured	7/09 at 101.00	AAA	3,648,812
5,750	6.000%, 7/01/24 – MBIA Insured	7/09 at 101.00	AAA	6,258,070
1,785	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	2/15 at 100.00	AAA	1,878,409
	Improvements, Series 2005A, 5.000%, 2/15/24 – AMBAC Insured
1,230	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	2/15 at 100.00	AAA	1,294,366
	Improvements, Series 2005D, 5.000%, 8/15/24 – FGIC Insured
1,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	1,055,790
	2005F, 5.000%, 3/15/24 – AMBAC Insured
1,755	Nassau County, New York, General Obligation Improvement Bonds, Series 2000E, 6.000%, 3/01/16	3/10 at 100.00	AAA	1,928,587
	(Pre-refunded 3/01/10) – FSA Insured
7,500	Nassau Health Care Corporation, New York, County Guaranteed Revenue Bonds, Series 1999,	8/09 at 102.00	AAA	8,216,850
	5.750%, 8/01/29 (Pre-refunded 8/01/09) – FSA Insured
1,250	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/15 at 100.00	AAA	1,319,325
	Bonds, Fiscal Series 2005C, 5.000%, 6/15/25 – MBIA Insured
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
3,225	5.000%, 10/15/24 – MBIA Insured	10/14 at 100.00	AAA	3,410,083
1,665	5.000%, 10/15/25 – MBIA Insured	10/14 at 100.00	AAA	1,758,074
5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2004E, 5.000%, 11/01/21 – FSA	11/14 at 100.00	AAA	5,295,700
	Insured
9,025	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project,	5/06 at 102.00	AAA	9,264,794
	Series 1996A, 6.125%, 11/01/20 – FSA Insured
	New York State Thruway Authority, General Revenue Bonds, Series 2005G:
3,770	5.000%, 1/01/25 – FSA Insured	7/15 at 100.00	AAA	3,982,930
5,980	5.000%, 1/01/26 – FSA Insured	7/15 at 100.00	AAA	6,298,734
5,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation,	10/15 at 100.00	AAA	5,345,600
	Series 2005B, 5.000%, 4/01/21 – AMBAC Insured

58,455	Total New York			62,137,970

	North Carolina – 1.8% (1.2% of Total Investments)
1,250	Appalachian State University, North Carolina, Revenue Bonds, Series 2005, 5.000%, 7/15/30 –	7/15 at 100.00	Aaa	1,309,938
	MBIA Insured
	Mooresville, North Carolina, Enterprise System Revenue Bonds, Series 2004:
2,225	5.000%, 5/01/23 – FGIC Insured	5/14 at 100.00	AAA	2,345,506
2,335	5.000%, 5/01/24 – FGIC Insured	5/14 at 100.00	AAA	2,456,467
2,900	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2005A, 5.000%,	5/15 at 100.00	Aaa	3,079,568
	5/01/21 – AMBAC Insured

8,710	Total North Carolina			9,191,479

	North Dakota – 3.8% (2.5% of Total Investments)
10,715	Fargo, North Dakota, Health System Revenue Bonds, MeritCare Obligated Group, Series 2000A,	6/10 at 101.00	AAA	11,532,769
	5.600%, 6/01/21 – FSA Insured
8,000	North Dakota, Student Loan Trust Revenue Bonds, Series 2000B, 5.850%, 12/01/25 – AMBAC Insured	12/10 at 100.00	AAA	8,376,160
	(Alternative Minimum Tax)

18,715	Total North Dakota			19,908,929

	Ohio – 0.5% (0.4% of Total Investments)
1,930	Marysville Exempted Village School District, Ohio, Certificates of Participation, School	6/15 at 100.00	AAA	2,133,210
	Facilities Project, Series 2005, 5.250%, 12/01/22 (Pre-refunded 6/01/15) – MBIA Insured
700	Shaker Heights, Ohio, General Obligation Bonds, Series 2003, 5.250%, 12/01/26 – AMBAC Insured	12/13 at 100.00	AAA	750,617

2,630	Total Ohio			2,883,827

	Oklahoma – 1.4% (0.9% of Total Investments)
1,500	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F, 5.000%,	7/15 at 100.00	AAA	1,585,905
	7/01/24 – AMBAC Insured
	Oklahoma City Airport Trust, Oklahoma, Junior Lien Tax Exempt Bonds, Twenty Seventh Series
	2000A:
1,320	5.125%, 7/01/20 – FSA Insured	7/10 at 100.00	AAA	1,368,550
4,040	5.250%, 7/01/21 – FSA Insured	7/10 at 100.00	AAA	4,263,372

6,860	Total Oklahoma			7,217,827

	Oregon – 3.6% (2.4% of Total Investments)
2,110	Oregon Department of Administrative Services, Certificates of Participation, Series 2005A,	5/15 at 100.00	AAA	2,194,632
	5.000%, 5/01/30 – FSA Insured
1,520	Portland Housing Authority, Oregon, Multifamily Housing Revenue Bonds, Lovejoy Station	7/10 at 100.00	Aaa	1,575,541
	Apartments, Series 2000, 6.000%, 7/01/33 – MBIA Insured (Alternative Minimum Tax)
	Portland, Oregon, Airport Way Urban Renewal and Redevelopment Bonds, Series 2000A:
4,405	5.700%, 6/15/17 (Pre-refunded 6/15/10) – AMBAC Insured	6/10 at 101.00	Aaa	4,839,729
3,665	5.750%, 6/15/18 (Pre-refunded 6/15/10) – AMBAC Insured	6/10 at 101.00	Aaa	4,034,065
4,265	5.750%, 6/15/19 (Pre-refunded 6/15/10) – AMBAC Insured	6/10 at 101.00	Aaa	4,694,485
1,375	5.750%, 6/15/20 (Pre-refunded 6/15/10) – AMBAC Insured	6/10 at 101.00	Aaa	1,513,462

17,340	Total Oregon			18,851,914

	Pennsylvania – 12.8% (8.5% of Total Investments)
12,620	Allegheny County Hospital Development Authority, Pennsylvania, Insured Revenue Bonds, West	11/10 at 102.00	AAA	14,228,798
	Penn Allegheny Health System, Series 2000A, 6.500%, 11/15/30 – MBIA Insured
2,000	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2005A,	12/15 at 100.00	AAA	2,116,940
	5.000%, 12/01/23 – MBIA Insured
9,485	Berks County Municipal Authority, Pennsylvania, Hospital Revenue Bonds, Reading Hospital and	11/09 at 102.00	AAA	10,507,673
	Medical Center, Series 1999, 6.000%, 11/01/19 (Pre-refunded 11/01/09) – FSA Insured
5,780	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series	5/15 at 100.00	AAA	6,056,515
	2005A, 5.000%, 5/01/28 – MBIA Insured
	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1:
5,235	5.000%, 9/01/24 – FSA Insured	9/14 at 100.00	AAA	5,463,037
3,000	5.000%, 9/01/25 – FSA Insured	9/14 at 100.00	AAA	3,126,330
2,360	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 1997A, 5.125%, 8/01/27	8/07 at 102.00	AAA	2,436,275
	(ETM) – AMBAC Insured
10,370	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 1997A, 5.125%, 8/01/27 –	8/07 at 102.00	AAA	10,774,845
	AMBAC Insured
3,785	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2005,	1/16 at 100.00	AAA	4,005,514
	5.000%, 1/15/25 – FSA Insured
2,500	Seneca Valley School District, Butler County, Pennsylvania, General Obligation Bonds, Series	7/14 at 100.00	Aaa	2,660,250
	2004, 5.125%, 1/01/23 – FGIC Insured
1,705	Solebury Township, Pennsylvania, General Obligation Bonds, Series 2005, 5.000%, 12/15/25 –	6/15 at 100.00	Aaa	1,799,559
	AMBAC Insured
3,650	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School	6/13 at 100.00	AAA	3,784,612
	District, Series 2003, 5.000%, 6/01/29 – FSA Insured

62,490	Total Pennsylvania			66,960,348

	Puerto Rico – 0.5% (0.3% of Total Investments)
2,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/22 –	7/15 at 100.00	AAA	2,673,200
	FGIC Insured

	South Carolina – 1.0% (0.7% of Total Investments)
5,000	South Carolina Public Service Authority, Revenue Bonds, Santee Cooper Electric System, Series	1/14 at 100.00	AAA	5,299,700
	2004A, 5.000%, 1/01/20 – AMBAC Insured

	Texas – 14.9% (9.9% of Total Investments)
	Brazos River Authority, Texas, Revenue Refunding Bonds, Houston Industries Inc., Series 1998C:
10,000	5.125%, 5/01/19 – AMBAC Insured	5/08 at 102.00	AAA	10,489,600
9,000	5.125%, 11/01/20 – AMBAC Insured	11/08 at 102.00	AAA	9,489,330
	Corpus Christi, Texas, Utility System Revenue Bonds, Series 2004:
3,475	5.000%, 7/15/22 – FSA Insured	7/14 at 100.00	AAA	3,649,619
3,645	5.000%, 7/15/23 – FSA Insured	7/14 at 100.00	AAA	3,820,252
12,500	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds,	11/09 at 100.00	AAA	13,104,000
	Series 2001A, 5.500%, 11/01/35 – FGIC Insured (Alternative Minimum Tax)
4,485	Lower Colorado River Authority, Texas, Contract Revenue Refunding Bonds, Transmission Services	5/12 at 100.00	AAA	4,715,394
	Corporation, Series 2003B, 5.000%, 5/15/21 – FSA Insured
10,000	Lower Colorado River Authority, Texas, Contract Revenue Refunding Bonds, Transmission Services	5/13 at 100.00	AAA	10,266,500
	Corporation, Series 2003C, 5.000%, 5/15/33 – AMBAC Insured
4,151	Panhandle Regional Housing Finance Corporation, Texas, GNMA Collateralized Multifamily Housing	7/12 at 105.00	Aaa	4,512,801
	Mortgage Revenue Bonds, Renaissance of Amarillo Apartments, Series 2001A, 6.650%, 7/20/42
	Tarrant County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Cook
	Children’s Healthcare System, Series 2000A:
6,725	5.750%, 12/01/17 – FSA Insured	12/10 at 101.00	AAA	7,328,905
7,500	5.750%, 12/01/24 – FSA Insured	12/10 at 101.00	AAA	8,192,550
2,300	Texas State University System, Financing Revenue Refunding Bonds, Series 2002, 5.000%, 3/15/18 –	3/12 at 100.00	AAA	2,434,573
	FSA Insured

73,781	Total Texas			78,003,524

	Utah – 3.3% (2.2% of Total Investments)
8,600	Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, Series 2003A, 5.000%,	7/13 at 100.00	AAA	9,166,826
	7/01/18 – FSA Insured
2,385	Mountain Regional Water Special Service District, Utah, Water Revenue Bonds, Series 2003,	12/13 at 100.00	AAA	2,467,187
	5.000%, 12/15/33 – MBIA Insured
5,525	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2002A, 5.000%, 6/15/24 – FSA Insured	12/12 at 100.00	AAA	5,817,549

16,510	Total Utah			17,451,562

	Vermont – 0.3% (0.2% of Total Investments)
1,320	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Fletcher Allen	12/10 at 101.00	AAA	1,456,937
	Health Care Inc., Series 2000A, 6.000%, 12/01/23 – AMBAC Insured

	Virginia – 3.0% (2.0% of Total Investments)
	Greater Richmond Convention Center Authority, Virginia, Hotel Tax Revenue Bonds, Series 2005:
5,880	5.000%, 6/15/20 – MBIA Insured	6/15 at 100.00	AAA	6,252,792
5,000	5.000%, 6/15/22 – MBIA Insured	6/15 at 100.00	AAA	5,281,250
	Loudoun County Industrial Development Authority, Virginia, Lease Revenue Bonds, Public Safety
	Facilities, Series 2003A:
1,150	5.250%, 12/15/22 – FSA Insured	6/14 at 100.00	AAA	1,243,288
500	5.250%, 12/15/23 – FSA Insured	6/14 at 100.00	AAA	539,825
2,250	Virginia Housing Development Authority, Multifamily Housing Bonds, Series 1997B, 6.050%,	1/08 at 102.00	AAA	2,341,598
	5/01/17 – MBIA Insured (Alternative Minimum Tax)

14,780	Total Virginia			15,658,753

	Washington – 7.2% (4.8% of Total Investments)
10,000	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds,	7/11 at 101.00	AAA	10,750,900
	Series 2001B, 5.600%, 1/01/36 – MBIA Insured (Alternative Minimum Tax)
1,370	Clark County School District 101, La Center, Washington, General Obligation Bonds, Series	12/12 at 100.00	Aaa	1,440,254
	2002, 5.000%, 12/01/22 – FSA Insured
5,230	Douglas County Public Utility District 1, Washington, Revenue Bonds, Wells Hydroelectric,	9/09 at 102.00	AAA	5,714,821
	Series 1999A, 6.125%, 9/01/29 – MBIA Insured (Alternative Minimum Tax)
	Tacoma, Washington, General Obligation Bonds, Series 2004:
1,545	5.000%, 12/01/19 – MBIA Insured	12/14 at 100.00	AAA	1,641,794
1,695	5.000%, 12/01/21 – MBIA Insured	12/14 at 100.00	AAA	1,792,191
3,950	Washington State Healthcare Facilities Authority, Revenue Bonds, Swedish Health Services,	11/08 at 101.00	Aaa	4,122,576
	Series 1998, 5.125%, 11/15/22 – AMBAC Insured
10,855	Washington, General Obligation Bonds, Series 2000S-5, 0.000%, 1/01/20 – FGIC Insured	No Opt. Call	AAA	5,859,312
6,200	Washington, General Obligation Various Purpose Bonds, Series 2003A, 5.000%, 7/01/20 – FGIC	7/12 at 100.00	AAA	6,568,838
	Insured

40,845	Total Washington			37,890,686

	West Virginia – 1.6% (1.0% of Total Investments)
8,000	Pleasants County, West Virginia, Pollution Control Revenue Bonds, Monongahela Power Company	5/06 at 101.00	AAA	8,136,400
	Pleasants Station Project, Series 1995C, 6.150%, 5/01/15 – AMBAC Insured

	Wisconsin – 6.6% (4.4% of Total Investments)
1,000	Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004, 5.000%, 11/01/21 – FSA Insured	11/14 at 100.00	Aaa	1,060,640
7,000	La Crosse, Wisconsin, Resource Recovery Revenue Refunding Bonds, Northern States Power Company	No Opt. Call	AAA	8,293,180
	Project, Series 1996, 6.000%, 11/01/21 – MBIA Insured (Alternative Minimum Tax)
12,750	Milwaukee County, Wisconsin, Airport Revenue Bonds, Series 2000A, 5.750%, 12/01/25 – FGIC	12/10 at 100.00	Aaa	13,619,932
	Insured (Alternative Minimum Tax)
5,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Health System	2/06 at 102.00	AAA	5,110,850
	Corporation, Series 1995, 6.125%, 8/15/13 – AMBAC Insured
6,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Sinai Samaritan Medical	8/06 at 102.00	AAA	6,455,188
	Center Inc., Series 1996, 5.750%, 8/15/16 – MBIA Insured

32,000	Total Wisconsin			34,539,790

$ 776,446	Total Investments (cost $752,529,604) – 149.6%			784,542,001

	Other Assets Less Liabilities – 1.7%			8,929,245

	Preferred Shares, at Liquidation Value – (51.3)%			(268,900,000)

	Net Assets Applicable to Common Shares – 100%			$524,571,246

All of the bonds in the Portfolio of Investments are either covered by Original Issue Insurance, Secondary
Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S.
Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below Baa by Moody’s Investor
Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.
WI/DD	Investment purchased on a when-issued or delayed delivery basis.
(ETM)	Security is escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At January 31, 2006, the cost of investments was $752,496,138.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2006, were as follows:

Gross unrealized:
Appreciation	$33,189,336
Depreciation	(1,143,473)

Net unrealized appreciation (depreciation) of investments	$32,045,863

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured Premium Income Municipal Fund 2

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         March 31, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        March 31, 2006

* Print the name and title of each signing officer under his or her signature.